Note 3 - Summary of Significant Accounting Policies - Reconciliation of Lease Obligation for Adoption of IFRS 16 (Details) - CAD ($)	Nov. 30, 2020	[1]	Dec. 01, 2019	Nov. 30, 2019
Statement Line Items [Line Items]
Operating lease commitments at November 30, 2019			$ 191,483
Discounted using the incremental borrowing rate at December 1, 2019			(1,452)
Recognition exemption for short-term leases			(124,237)
Lease obligations recognized at December 1, 2019	$ 82,142		$ 65,794	$ 65,794

[1]	Of the lease liabilities, $76,103 is current and $6,039 is non-current (between 1 and 2 years).